                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 717 FIFTH AVENUE
      10TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY       November 14, 2011
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            47

Form 13F Information Table Value Total:     4,441,000
                                           (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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13F Securities at  09/30/11

                                                                                                          VOTING AUTHORITY
                                                      VALUE                            INVSTMENT      -----------------------------
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)  SHARES/PRN AMT  SH/PRN  DISCRETION     SOLE        SHARED    NONE
----------------------   ---------------  ---------  --------  --------------  ------  ----------     ----------  -------  --------
Amdocs Ltd                ORD             010510864   110,431       4,071,930  SH      SOLE            3,941,660       0    130,270
Aon Corp                  COM             037389103   106,460       2,535,960  SH      SOLE            2,456,890       0     79,070
Automatic Data
Processing                COM             053015103    71,203       1,510,140  SH      SOLE            1,462,390       0     47,750
Berkshire Hathaway
Inc.-Cl A                 CL A            084670108   162,656           1,523  SH      SOLE                1,475       0         48
Berkshire Hathaway
Inc.-Cl B                 CL B            084670702       476           6,696  SH      SOLE                6,696       0          0
CA Inc.                   COM             12673P105    95,084       4,898,700  SH      SOLE            4,746,520       0    152,180
CVS Caremark Corp         COM             126650100    54,930       1,635,320  SH      SOLE            1,583,890       0     51,430
Cimarex Energy Co         COM             171798101    35,200         631,950  SH      SOLE              611,570       0     20,380
Cisco Systems Inc         COM             17275R102   222,882      14,379,470  SH      SOLE           13,918,860       0    460,610
Colgate Palmolive Co      COM             194162103    59,121         666,680  SH      SOLE              645,500       0     21,180
Contango Oil & Gas        COM NEW         21075N204    77,849       1,422,938  SH      SOLE            1,377,628       0     45,310
Dell Inc.                 COM             24702R101   229,082      16,201,010  SH      SOLE           15,718,080       0    482,930
Devon Energy Corp New     COM             25179M103   240,673       4,341,150  SH      SOLE            4,201,801       0    139,349
Diageo PLC - ADR          SPON ADR New    25243Q205    92,936       1,223,970  SH      SOLE            1,193,760       0     30,210
Energizer Holdings INC    COM             29266R108    53,054         798,520  SH      SOLE              772,930       0     25,590
Gold SPDR Trust           GOLD SHS        78463V107    15,031          95,095  SH      SOLE               66,344       0     28,751
Gold iShares Trust ETF    ISHARES         464285105   139,044       8,783,564  SH      SOLE            7,744,880       0  1,038,684
Hewlett Packard Co.       COM             428236103   213,769       9,522,006  SH      SOLE            9,218,254       0    303,752
IAMGOLD Corp.             COM             450913108    40,397       2,042,320  SH      SOLE            2,042,320       0          0
Ingram Micro Inc          CL A            457153104    53,751       3,332,370  SH      SOLE            3,225,944       0    106,426
Iron Mountain Inc.        COM             462846106    14,372         454,510  SH      SOLE              440,550       0     13,960
Liberty Media Corp -
Interactive A             INT COM SER A   53071M104    57,801       3,916,039  SH      SOLE            3,789,359       0    126,680
Marsh & McLennan Co       COM             571748102    52,248       1,967,891  SH      SOLE            1,904,410       0     63,481
Mastercard Inc. Class A   CL A            57636Q104   203,807         642,601  SH      SOLE              622,030       0     20,571
Microsoft                 COM             594918104   259,538      10,427,398  SH      SOLE           10,092,762       0    334,636
Net 1 UEPS Technologies   COM NEW         64107N206    80,276      12,350,170  SH      SOLE           12,041,280       0    308,890
Newmont Mining Corp.      COM             651639106    20,906         332,110  SH      SOLE              -74,859       0          0
News Corp - Class A       CL A            65248E104   213,567      13,796,343  SH      SOLE           13,699,687       0    406,969
News Corp - Class B       CL B            65248E203    46,463       2,978,426  SH      SOLE            2,978,426       0     96,656
Nortel Inversora - ADR    SPON ADR PFD B  656567401     2,582         111,757  SH      SOLE              111,757       0          0
SK Telecom-ADR            SPONSORED ADR   78440P108   152,901      10,867,168  SH      SOLE           10,601,818       0    265,350
Sealed Air Corp           COM             81211K100   121,419       7,270,597  SH      SOLE            7,036,620       0    233,977
Spansion Inc. CLA         COM CL A NEW    84649R200    21,843       1,787,480  SH      SOLE            1,730,120       0     57,360
Staples Inc.              COM             855030102   146,565      11,019,924  SH      SOLE           10,718,531       0    301,393
Symantec Corp             COM             871503108    80,998       4,969,198  SH      SOLE            4,809,448       0    159,750
Telecom Argentina - ADR   SPON ADR REP B  879273209     3,702         198,730  SH      SOLE              198,730       0          0
Telephone & Data Systems  COM             879433100    20,459         962,790  SH      SOLE              940,450       0     22,340
Telephone & Data
Systems Special Shares    SPL COM         879433860     3,783         191,360  SH      SOLE              170,530       0     20,830
Texas Instruments Inc.    COM             882508104    80,730       3,029,287  SH      SOLE            2,932,124       0     97,163
Total SA - Spon ADR       SPONSORED ADR   89151E109   215,012       4,901,110  SH      SOLE            4,783,960       0    117,150
US Cellular Corp          COM             911684108    21,321         537,726  SH      SOLE              478,816       0     58,910
Valassis Communications
Inc.                      COM             918866104    45,353       2,420,140  SH      SOLE            2,342,070       0     78,070
Vodafone Group - ADR      SPONS ADR NEW   92857W209     1,823          71,030  SH      SOLE               71,030       0          0
Wal-Mart Stores Inc       COM             931142103   206,645       3,981,590  SH      SOLE            3,853,650       0    127,940
Walgreen Co               COM             931422109    89,331       2,716,040  SH      SOLE            2,628,980       0     87,060
Washington Post           CL B            939640108   173,232         529,811  SH      SOLE              512,831       0     16,980
Yahoo Inc                 COM             984332106    30,295       2,300,290  SH      SOLE            2,226,010       0     74,280

                                                    4,441,000